SHARE CAPITAL (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
Mar. 31, 2021 yr $ / shares
Disclosure of classes of share capital [abstract]
Risk free interest rate	0.31%
Expected life of option in years | yr	2.75
Expected volatility	67.00%
Expected dividend yield	0.51%
Estimated forfeiture rate	9.87%
Weighted average share price at date of grant | $ / shares	$ 7.25